Provisions - Allowance for guarantees and acceptances (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Allowance for guarantees and acceptances [Abstract]
Outstanding guarantees and acceptances	₩ 12,503,445	₩ 12,154,088
Contingent guarantees and acceptances	4,337,751	4,565,829
ABS and ABCP purchase commitments	1,533,047	1,496,604
Endorsed bill	44	10,025
Total Guarantees and acceptances	18,374,287	18,226,546
Allowance for loss on guarantees and acceptances	₩ 63,161	₩ 83,411
Ratio	0.34%	0.46%